UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23500

Natixis ETF Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

LSGR

Principal Listing Exchange: NYSE Arca, Inc.

Natixis Loomis Sayles Focused Growth ETF

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Focused Growth ETF	$28	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$839,492,478
  # of Portfolio Holdings (including overnight repurchase agreements)22
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,811,711

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.0%
Short-Term Investments	4.6%
Aerospace & Defense	4.0%
Financial Services	4.1%
Beverages	4.7%
Entertainment	5.7%
Biotechnology	6.6%
Broadline Retail	7.1%
Automobiles	7.1%
Software	14.4%
Semiconductors & Semiconductor Equipment	16.0%
Interactive Media & Services	19.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	16.0%
Alphabet, Inc., Class A	12.9%
Tesla, Inc.	7.1%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.8%
Vertex Pharmaceuticals, Inc.	4.8%
Microsoft Corp.	4.7%
Monster Beverage Corp.	4.7%
Visa, Inc., Class A	4.1%
Boeing Co.	4.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

LSGR

Natixis Loomis Sayles Focused Growth ETF

Semi-annual Shareholder Report

June 30, 2026

TFG88-0626

VNSE

Principal Listing Exchange: NYSE Arca, Inc.

Natixis Vaughan Nelson Select ETF

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Vaughan Nelson Select ETF	$41	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$14,122,205
  # of Portfolio Holdings (including overnight repurchase agreements)28
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Capital Markets	3.0%
Banks	3.2%
Metals & Mining	3.3%
Trading Companies & Distributors	3.4%
Broadline Retail	4.0%
Electrical Equipment	4.1%
Aerospace & Defense	4.4%
Machinery	4.5%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	5.1%
Pharmaceuticals	7.0%
Interactive Media & Services	8.6%
Semiconductors & Semiconductor Equipment	21.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.7%
Eli Lilly & Co.	7.0%
Alphabet, Inc., Class A	6.9%
Apple, Inc.	5.1%
Exxon Mobil Corp.	4.6%
Cummins, Inc.	4.5%
Eaton Corp. PLC	4.1%
Amazon.com, Inc.	4.0%
United Rentals, Inc.	3.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

VNSE

Natixis Vaughan Nelson Select ETF

Semi-annual Shareholder Report

June 30, 2026

TVNSE88-0626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2026

Natixis Gateway Quality Income ETF
Natixis Loomis Sayles Focused Growth ETF
Natixis Loomis Sayles Total Return Bond ETF
Natixis Vaughan Nelson Select ETF

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 89.6% of Net Assets
	Aerospace & Defense — 0.7%
3,322	Lockheed Martin Corp.	$1,692,426
	Air Freight & Logistics — 1.2%
8,500	C.H. Robinson Worldwide, Inc.	1,600,890
9,601	Expeditors International of Washington, Inc.	1,564,771
		3,165,661
	Automobiles — 1.1%
6,870	Tesla, Inc.(a)	2,889,522
	Banks — 1.6%
9,658	JPMorgan Chase & Co.	3,161,353
31,075	Regions Financial Corp.	938,465
		4,099,818
	Beverages — 0.6%
16,459	Monster Beverage Corp.(a)	1,582,039
	Biotechnology — 2.8%
6,710	AbbVie, Inc.	1,688,504
23,062	Exelixis, Inc.(a)	1,254,804
6,747	Gilead Sciences, Inc.	852,416
11,975	Incyte Corp.(a)	1,357,486
5,680	Natera, Inc.(a)	1,541,836
799	Vertex Pharmaceuticals, Inc.(a)	396,887
		7,091,933
	Broadline Retail — 3.2%
34,378	Amazon.com, Inc.(a)	8,193,653
	Building Products — 0.3%
8,038	A.O. Smith Corp.	504,144
533	Lennox International, Inc.	305,382
		809,526
	Capital Markets — 1.2%
4,833	Cboe Global Markets, Inc.	1,172,824
3,366	Evercore, Inc., Class A	1,149,287
993	Moody's Corp.	449,750
2,221	T. Rowe Price Group, Inc.	252,505
		3,024,366
	Commercial Services & Supplies — 1.5%
17,410	Cintas Corp.	2,961,093
21,022	Rollins, Inc.	877,458
		3,838,551
	Communications Equipment — 0.8%
4,871	Arista Networks, Inc.(a)	827,486
2,342	Cisco Systems, Inc.	275,091
1,891	Ubiquiti, Inc.	1,009,851
		2,112,428
	Construction & Engineering — 1.7%
934	Comfort Systems USA, Inc.	1,851,141
2,065	EMCOR Group, Inc.	1,713,702
1,030	IES Holdings, Inc.(a)	756,700
		4,321,543
	Consumer Staples Distribution & Retail — 2.7%
4,462	Costco Wholesale Corp.	4,174,067
37,761	Kroger Co.	2,096,868
6,053	Walmart, Inc.	685,563
		6,956,498
	Electric Utilities — 0.3%
2,610	Constellation Energy Corp.	648,246
Shares	Description	Value (†)
	Electrical Equipment — 0.4%
678	GE Vernova, Inc.	$796,555
1,060	Vertiv Holdings Co., Class A	354,909
		1,151,464
	Electronic Equipment, Instruments & Components — 1.1%
3,376	Arrow Electronics, Inc.(a)	720,472
2,027	CDW Corp.	285,077
1,718	Jabil, Inc.	662,255
4,678	TD SYNNEX Corp.	1,250,617
		2,918,421
	Entertainment — 0.7%
1,720	Electronic Arts, Inc.	352,669
12,500	Netflix, Inc.(a)	892,500
1,165	Spotify Technology SA(a)	534,886
		1,780,055
	Financial Services — 4.1%
6,565	Berkshire Hathaway, Inc., Class B(a)	3,285,060
5,170	Jack Henry & Associates, Inc.	712,116
12,238	Mastercard, Inc., Class A	6,285,437
716	Visa, Inc., Class A	245,652
		10,528,265
	Food Products — 0.8%
23,312	Archer-Daniels-Midland Co.	1,781,037
5,601	Tyson Foods, Inc., Class A	320,657
		2,101,694
	Ground Transportation — 0.1%
851	J.B. Hunt Transport Services, Inc.	246,305
	Health Care Equipment & Supplies — 1.5%
3,292	Dexcom, Inc.(a)	221,716
5,719	IDEXX Laboratories, Inc.(a)	3,010,710
2,730	Insulet Corp.(a)	415,643
1,627	ResMed, Inc.	317,070
		3,965,139
	Health Care Providers & Services — 3.0%
11,838	Cardinal Health, Inc.	2,812,235
13,935	Cencora, Inc.	3,943,327
1,307	McKesson Corp.	987,569
		7,743,131
	Hotels, Restaurants & Leisure — 0.7%
5,270	Booking Holdings, Inc.	939,325
2,227	Domino's Pizza, Inc.	659,281
1,018	Expedia Group, Inc.	260,486
		1,859,092
	Household Durables — 0.5%
199	NVR, Inc.(a)	1,355,867
	Household Products — 1.2%
21,854	Colgate-Palmolive Co.	2,003,575
9,720	Kimberly-Clark Corp.	1,066,964
		3,070,539
	Independent Power & Renewable Electricity Producers — 0.1%
1,433	Vistra Corp.	227,317
	Insurance — 2.3%
1,816	Erie Indemnity Co., Class A	435,386
15,528	Progressive Corp.	3,392,091
18,303	Prudential Financial, Inc.	1,975,443
		5,802,920
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Gateway Quality Income ETF (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 7.9%
40,986	Alphabet, Inc., Class A	$14,647,167
10,133	Meta Platforms, Inc., Class A	5,707,817
		20,354,984
	IT Services — 0.8%
5,421	Accenture PLC, Class A	674,589
5,914	VeriSign, Inc.	1,487,726
		2,162,315
	Life Sciences Tools & Services — 0.6%
2,696	Medpace Holdings, Inc.(a)	1,427,775
	Machinery — 0.2%
2,311	Illinois Tool Works, Inc.	625,056
	Metals & Mining — 0.6%
6,642	Newmont Corp.	620,363
5,907	Southern Copper Corp.	1,029,354
		1,649,717
	Multi-Utilities — 0.2%
4,995	Consolidated Edison, Inc.	552,597
	Oil, Gas & Consumable Fuels — 3.4%
6,274	APA Corp.	204,344
3,792	Marathon Petroleum Corp.	969,501
5,565	Phillips 66	940,763
3,384	Texas Pacific Land Corp.	1,480,974
19,876	Valero Energy Corp.	5,176,505
		8,772,087
	Pharmaceuticals — 1.8%
3,840	Eli Lilly & Co.	4,605,811
	Semiconductors & Semiconductor Equipment — 18.1%
4,774	Advanced Micro Devices, Inc.(a)	2,773,265
3,276	Applied Materials, Inc.	2,368,548
14,495	Broadcom, Inc.	5,475,486
11,381	Intel Corp.(a)	1,589,129
8,579	KLA Corp.	2,588,370
10,855	Lam Research Corp.	4,703,797
4,394	Micron Technology, Inc.	5,071,950
167	Monolithic Power Systems, Inc.	230,854
97,887	NVIDIA Corp.	19,586,210
6,719	QUALCOMM, Inc.	1,241,604
1,883	Teradyne, Inc.	911,071
		46,540,284
	Software — 5.9%
6,315	Adobe, Inc.(a)	1,294,701
3,025	AppLovin Corp., Class A(a)	1,558,571
14,098	Fortinet, Inc.(a)	2,165,735
24,233	Microsoft Corp.	9,039,394
8,818	Palantir Technologies, Inc., Class A(a)	1,028,796
		15,087,197
	Specialized REITs — 0.3%
2,603	Public Storage	828,561
	Specialty Retail — 2.7%
13,961	Best Buy Co., Inc.	1,059,361
17,880	TJX Cos., Inc.	2,708,820
3,177	Ulta Beauty, Inc.(a)	1,432,763
7,423	Williams-Sonoma, Inc.	1,730,301
		6,931,245
	Technology Hardware, Storage & Peripherals — 8.1%
60,005	Apple, Inc.	17,363,047
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
611	Sandisk Corp.(a)	$1,389,249
877	Seagate Technology Holdings PLC	846,305
1,899	Western Digital Corp.	1,212,929
		20,811,530
	Textiles, Apparel & Luxury Goods — 1.1%
10,167	Deckers Outdoor Corp.(a)	1,009,481
7,649	Lululemon Athletica, Inc.(a)	873,363
6,840	Tapestry, Inc.	1,001,239
		2,884,083
	Trading Companies & Distributors — 1.7%
41,327	Fastenal Co.	1,984,936
1,775	W.W. Grainger, Inc.	2,414,710
		4,399,646
	Total Common Stocks (Identified Cost $200,502,647)	230,809,307

Principal Amount
Equity-Linked Notes — 9.9%
$2,430,602	Barclays Bank PLC, (S&P 500 Index), 96.100%, 7/31/2026(b)	2,371,620
6,636,933	BNP Paribas Issuance BV, (S&P 500 Index), 89.600%, 8/07/2026(b)	6,636,933
5,842,840	GS Finance Corp., MTN, (S&P 500 Index), 96.440%, 7/17/2026(b)	5,685,373
6,377,136	Royal Bank of Canada, (S&P 500 Index), 85.050%, 7/24/2026(b)	6,418,774
4,192,989	UBS AG, (S&P 500 Index), 74.550%, 7/10/2026(b)	4,213,041
	Total Equity-Linked Notes (Identified Cost $25,480,500)	25,325,741

Short-Term Investments — 0.2%
615,404	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $615,440 on 7/01/2026 collateralized by $623,200 U.S. Treasury Note, 3.875% due 3/15/2028 valued at $627,863 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $615,404)	615,404
	Total Investments — 99.7% (Identified Cost $226,598,551)	256,750,452
	Other assets less liabilities — 0.3%	767,498
	Net Assets — 100.0%	$257,517,950

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of
Rule 144A holdings amounted to $25,325,741 or 9.9% of net assets.

MTN	Medium Term Note
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Focused Growth ETF

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	Aerospace & Defense — 4.0%
154,759	Boeing Co.(a)	$33,500,681
	Automobiles — 7.1%
141,584	Tesla, Inc.(a)	59,550,230
	Beverages — 4.7%
408,868	Monster Beverage Corp.(a)	39,300,392
	Biotechnology — 6.6%
23,851	Regeneron Pharmaceuticals, Inc.	14,872,053
80,818	Vertex Pharmaceuticals, Inc.(a)	40,144,725
		55,016,778
	Broadline Retail — 7.1%
249,710	Amazon.com, Inc.(a)	59,515,881
	Capital Markets — 1.0%
38,180	FactSet Research Systems, Inc.	8,784,454
	Entertainment — 5.7%
422,903	Netflix, Inc.(a)	30,195,274
179,671	Walt Disney Co.	17,293,334
		47,488,608
	Financial Services — 4.1%
99,295	Visa, Inc., Class A	34,067,122
	Health Care Equipment & Supplies — 2.1%
45,407	Intuitive Surgical, Inc.(a)	18,057,456
	Hotels, Restaurants & Leisure — 1.8%
147,948	Starbucks Corp.	15,118,806
	Interactive Media & Services — 19.7%
303,066	Alphabet, Inc., Class A	108,306,697
101,849	Meta Platforms, Inc., Class A	57,370,523
		165,677,220
	Life Sciences Tools & Services — 0.5%
25,831	Illumina, Inc.(a)	4,541,865
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 16.0%
669,341	NVIDIA Corp.	$133,928,441
	Software — 14.4%
132,662	Autodesk, Inc.(a)	25,792,146
105,960	Microsoft Corp.	39,525,199
202,446	Oracle Corp.	29,668,461
111,223	Salesforce, Inc.	17,424,195
71,396	Workday, Inc., Class A(a)	8,740,299
		121,150,300
	Total Common Stocks (Identified Cost $775,222,514)	795,698,234

Principal Amount
Short-Term Investments — 4.6%
$38,390,608	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $38,392,901 on 7/01/2026 collateralized by $39,129,800 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $39,158,445 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $38,390,608)	38,390,608
	Total Investments — 99.4% (Identified Cost $813,613,122)	834,088,842
	Other assets less liabilities — 0.6%	5,403,636
	Net Assets — 100.0%	$839,492,478

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Total Return Bond ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 95.8% of Net Assets

Non-Convertible Bonds — 95.0%
	ABS Car Loan — 1.5%
$505,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	$516,785
265,000	CarMax Auto Owner Trust, Series 2025-2, Class D, 5.740%, 10/15/2031	268,188
		784,973
	ABS Other — 11.3%
281,069	Business Jet Securities LLC, Series 2024-2A, Class B, 5.754%, 9/15/2039(a)	279,968
1,000,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	997,126
200,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	200,252
1,020,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	1,023,244
400,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	400,630
515,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	514,566
630,000	LMDV Issuer Co. LLC, Series 2025-1A, Class A2, 5.310%, 12/15/2055(a)	629,101
750,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.198%, 4/25/2056(a)	748,104
666,000	OneMain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	664,815
503,738	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	510,229
116,819	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	119,421
		6,087,456
	ABS Residential Mortgage — 1.2%
674,658	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	671,658
	Aerospace & Defense — 2.2%
43,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	43,858
246,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	250,445
123,000	Boeing Co., 6.528%, 5/01/2034	133,813
328,000	Boeing Co., 6.858%, 5/01/2054	368,630
385,000	Textron, Inc., 6.100%, 11/15/2033	407,333
		1,204,079
	Automotive — 0.3%
152,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	150,727
	Banking — 5.7%
229,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	223,584
263,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	256,193
533,000	JPMorgan Chase & Co., (fixed rate to 2/05/2036, variable rate thereafter), 5.193%, 2/05/2037	524,209
296,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	303,107
1,025,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	998,945
32,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	33,199
23,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	23,357
Principal Amount	Description	Value (†)

	Banking — continued
$205,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	$202,073
246,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	247,147
246,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	252,546
		3,064,360
	Brokerage — 0.8%
122,000	BGC Group, Inc., 6.150%, 4/02/2030	124,490
271,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	277,371
11,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	11,231
		413,092
	Building Materials — 2.4%
203,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	191,331
202,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	210,161
205,000	Eagle Materials, Inc., 5.000%, 3/15/2036	198,274
246,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	248,040
246,000	Owens Corning, 5.700%, 6/15/2034	254,264
166,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	169,515
		1,271,585
	Cable Satellite — 3.7%
333,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	315,734
164,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	167,420
8,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	8,208
480,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	300,888
244,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	248,031
87,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	84,281
326,000	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	331,412
385,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	379,982
186,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	179,454
4,000	Time Warner Cable LLC, 6.550%, 5/01/2037	3,965
		2,019,375
	Chemicals — 0.2%
103,000	Ashland, Inc., 3.375%, 9/01/2031(a)	95,855
	Construction Machinery — 0.9%
274,000	United Rentals North America, Inc., 3.750%, 1/15/2032	253,927
260,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	256,077
		510,004
	Consumer Cyclical Services — 1.4%
246,000	Expedia Group, Inc., 5.500%, 4/15/2036	243,547
46,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	43,310
11,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	11,060
451,000	Uber Technologies, Inc., 4.800%, 9/15/2034	442,532
		740,449
	Diversified Manufacturing — 2.1%
246,000	Amphenol Corp., 4.625%, 2/15/2036	237,502
85,000	Esab Corp., 5.625%, 4/01/2031(a)	85,092
246,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	255,785
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Total Return Bond ETF (continued)
Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$136,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$127,166
153,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	148,811
246,000	Veralto Corp., 5.450%, 9/18/2033	252,259
		1,106,615
	Electric — 1.2%
144,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	144,437
144,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	145,209
123,000	Duke Energy Corp., 5.450%, 6/15/2034	125,626
246,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	244,743
		660,015
	Environmental — 0.6%
127,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	127,835
215,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	210,289
		338,124
	Finance Companies — 3.4%
287,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	262,340
164,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	171,355
123,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	126,612
111,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	116,323
346,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	349,437
120,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	124,006
116,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	116,341
12,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	12,352
358,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	335,002
246,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	247,173
		1,860,941
	Food & Beverage — 1.0%
274,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	298,970
246,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	224,260
		523,230
	Health Insurance — 0.3%
123,000	Elevance Health, Inc., 5.200%, 2/15/2035	123,263
46,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	42,897
7,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	6,329
		172,489
	Healthcare — 0.7%
410,000	HCA, Inc., 4.900%, 11/15/2035	397,066
	Home Construction — 0.2%
94,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	96,740
	Independent Energy — 2.8%
143,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	145,117
706,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	718,874
108,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	108,871
177,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	169,858
384,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	390,117
		1,532,837
Principal Amount	Description	Value (†)

	Industrial Other — 0.2%
$80,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	$83,451
	Leisure — 0.9%
492,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	488,371
	Life Insurance — 0.4%
42,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	42,529
164,000	Athene Global Funding, 2.550%, 11/19/2030(a)	146,355
8,000	Athene Global Funding, 2.646%, 10/04/2031(a)	7,012
		195,896
	Lodging — 1.0%
233,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	213,258
123,000	Marriott International, Inc., 5.500%, 4/15/2037	124,182
66,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	63,688
132,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	127,810
		528,938
	Media Entertainment — 2.6%
397,000	AppLovin Corp., 5.500%, 12/01/2034	400,589
642,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	654,938
139,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	124,732
123,000	Meta Platforms, Inc., 4.875%, 11/15/2035	119,700
40,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	41,844
8,000	Paramount Global, 4.950%, 1/15/2031	7,436
71,000	Paramount Global, 7.875%, 7/30/2030	74,569
		1,423,808
	Metals & Mining — 2.0%
204,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	203,472
134,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	127,489
615,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	630,394
142,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	143,803
		1,105,158
	Midstream — 4.8%
287,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	299,651
501,000	Energy Transfer LP, 5.750%, 2/15/2033	518,712
24,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	25,477
10,000	Sunoco LP, 5.625%, 3/15/2031(a)	9,927
328,000	Targa Resources Corp., 6.500%, 3/30/2034	353,546
43,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	41,982
10,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	10,232
10,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	10,975
453,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	508,027
492,000	Western Midstream Operating LP, 6.150%, 4/01/2033	513,165
277,000	Williams Cos., Inc., 5.150%, 3/15/2036	272,253
		2,563,947
	Oil Field Services — 0.2%
83,000	Oceaneering International, Inc., 6.000%, 2/01/2028	84,188
4,923	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	5,036
7,000	Transocean International Ltd., 8.750%, 2/15/2030(a)	7,274
		96,498
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Total Return Bond ETF (continued)
Principal Amount	Description	Value (†)

	Packaging — 0.6%
$48,000	Ball Corp., 2.875%, 8/15/2030	$43,799
264,000	Ball Corp., 5.500%, 9/15/2033	265,633
		309,432
	Pharmaceuticals — 0.9%
46,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	42,533
600,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	463,125
		505,658
	Property & Casualty Insurance — 0.8%
164,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	162,837
37,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	36,882
123,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	121,792
134,000	Stewart Information Services Corp., 3.600%, 11/15/2031	119,121
		440,632
	Restaurants — 1.4%
41,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	40,229
317,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	299,264
126,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	126,658
183,000	Yum! Brands, Inc., 3.625%, 3/15/2031	170,323
129,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	126,885
		763,359
	Retailers — 0.7%
164,000	Amazon.com, Inc., 4.875%, 3/13/2036	161,442
202,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	209,070
		370,512
	Technology — 7.6%
205,000	Atlassian Corp., 5.500%, 5/15/2034	201,970
153,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	154,314
410,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	376,451
134,000	Entegris, Inc., 3.625%, 5/01/2029(a)	128,112
123,000	Entegris, Inc., 4.750%, 4/15/2029(a)	121,550
217,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	213,686
126,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	127,623
123,000	Intuit, Inc., 5.500%, 6/15/2036	122,524
522,000	Leidos, Inc., 5.000%, 3/15/2036	502,768
24,000	Leidos, Inc., 5.500%, 3/15/2035	24,216
188,000	Leidos, Inc., 5.750%, 3/15/2033	193,544
281,000	Open Text Corp., 3.875%, 12/01/2029(a)	258,364
22,000	Open Text Corp., 6.900%, 12/01/2027(a)	22,495
392,000	Oracle Corp., 5.200%, 9/26/2035	366,993
396,000	Oracle Corp., 5.950%, 9/26/2055	336,528
246,000	Salesforce, Inc., 5.550%, 3/15/2036	245,813
214,000	Synopsys, Inc., 5.700%, 4/01/2055	207,534
256,000	TD SYNNEX Corp., 6.100%, 4/12/2034	266,407
205,000	Trimble, Inc., 6.100%, 3/15/2033	214,044
		4,084,936
	Treasuries — 25.3%
3,690,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	3,541,823
1,500,000	U.S. Treasury Bonds, 5.000%, 5/15/2046	1,511,250
2,800,000	U.S. Treasury Bonds, 5.000%, 5/15/2056	2,829,750
4,578,000	U.S. Treasury Notes, 4.000%, 5/31/2028	4,564,588
1,200,000	U.S. Treasury Notes, 4.125%, 5/31/2031	1,195,594
		13,643,005
Principal Amount	Description	Value (†)

	Wireless — 1.2%
$205,000	American Tower Corp., 5.900%, 11/15/2033	$213,931
112,750	Sprint Capital Corp., 8.750%, 3/15/2032	132,816
23,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	23,042
274,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	283,717
		653,506
	Wirelines — 0.5%
246,000	AT&T, Inc., 5.375%, 8/15/2035	247,137
	Total Non-Convertible Bonds (Identified Cost $51,176,925)	51,205,914

Convertible Bonds — 0.8%
	Cable Satellite — 0.1%
7,000	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	21,857
3,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	3,434
		25,291
	Consumer Cyclical Services — 0.2%
7,000	Compass, Inc., 0.250%, 4/15/2031(a)	7,602
10,000	DoorDash, Inc., Zero Coupon, 5/15/2030	9,850
9,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	8,802
56,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	66,976
		93,230
	Consumer Products — 0.0%
9,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	9,357
	Diversified Manufacturing — 0.0%
3,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	3,279
5,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	9,142
5,000	Itron, Inc., 1.375%, 7/15/2030	4,980
		17,401
	Electric — 0.1%
7,000	Evergy, Inc., 4.500%, 12/15/2027	9,957
11,000	FirstEnergy Corp., 3.875%, 1/15/2031	12,212
8,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	9,533
		31,702
	Environmental — 0.0%
5,000	Tetra Tech, Inc., 2.250%, 8/15/2028	5,253
	Financial Other — 0.0%
2,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	2,206
	Food & Beverage — 0.0%
7,000	Post Holdings, Inc., 2.500%, 8/15/2027	7,245
	Industrial Other — 0.0%
5,000	Fluor Corp., 1.125%, 8/15/2029	6,615
5,000	Granite Construction, Inc., 3.250%, 6/15/2030	10,460
		17,075
	Leisure — 0.0%
5,000	NCL Corp. Ltd., 0.875%, 4/15/2030	5,569
	Metals & Mining — 0.0%
7,000	B2Gold Corp., 2.750%, 2/01/2030(a)	9,726
	Midstream — 0.0%
5,000	UGI Corp., 5.000%, 6/01/2028	6,690
	Pharmaceuticals — 0.1%
3,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	3,581
7,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	7,692
7,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	8,508
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Total Return Bond ETF (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$7,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	$11,970
4,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	3,630
		35,381
	Restaurants — 0.0%
3,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	3,818
	Retail REITs — 0.0%
4,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	4,404
	Retailers — 0.0%
7,000	Etsy, Inc., 1.000%, 6/15/2030	8,114
3,000	Freshpet, Inc., 3.000%, 4/01/2028	3,480
		11,594
	Technology — 0.3%
9,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	10,726
9,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	9,472
5,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	6,325
7,000	Guidewire Software, Inc., 1.250%, 11/01/2029	6,720
2,000	InterDigital, Inc., 3.500%, 6/01/2027	7,317
2,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	9,225
7,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	8,057
4,000	MKS, Inc., 1.250%, 6/01/2030	11,774
5,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	9,235
8,000	Nutanix, Inc., 0.500%, 12/15/2029	7,867
7,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	9,229
12,000	Rubrik, Inc., Zero Coupon, 6/15/2030	12,252
7,000	SiTime Corp., Zero Coupon, 6/15/2031	7,746
9,000	Snowflake, Inc., Zero Coupon, 10/01/2029	15,913
		131,858
	Total Convertible Bonds (Identified Cost $410,236)	417,800
	Total Bonds and Notes (Identified Cost $51,587,161)	51,623,714

Collateralized Loan Obligations — 1.9%
500,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.085%, 7/20/2038(a)(b)	501,302
500,000	OCP CLO Ltd., Series 2021-21A, Class AR, 3 mo. USD SOFR + 1.180%, 4.855%, 1/20/2038(a)(b)	499,653
	Total Collateralized Loan Obligations (Identified Cost $1,001,575)	1,000,955

Shares	Description	Value (†)
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Chemicals — 0.0%
100	Albemarle Corp., 7.250%	$5,535
	Electric — 0.0%
250	PG&E Corp., Series A, 6.000%	10,343
	Technology — 0.2%
900	Alphabet, Inc., Series A, 6.250%	45,801
900	Alphabet, Inc., Series B, 6.250%	45,270
100	Oracle Corp., Series D, 6.500%	4,495
		95,566
	Total Convertible Preferred Stocks (Identified Cost $110,041)	111,444
	Total Preferred Stocks (Identified Cost $110,041)	111,444

Principal Amount
Short-Term Investments — 1.4%
$756,269	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $756,314 on 7/01/2026 collateralized by $770,900 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $771,534 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $756,269)	756,269
	Total Investments — 99.3% (Identified Cost $53,455,046)	53,492,382
	Other assets less liabilities — 0.7%	398,147
	Net Assets — 100.0%	$53,890,529

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of
Rule 144A holdings amounted to $20,376,495 or 37.8% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Total Return Bond ETF (continued)
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	12	$1,352,417	$1,349,625	$2,792
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 4.4%
2,009	Boeing Co.(a)	$434,888
835	Honeywell Aerospace, Inc.(a)	184,602
		619,490
	Banks — 3.2%
1,360	JPMorgan Chase & Co.	445,169
	Broadline Retail — 4.0%
2,377	Amazon.com, Inc.(a)	566,534
	Capital Markets — 3.0%
4,565	Charles Schwab Corp.	421,213
	Construction Materials — 2.2%
5,953	Amrize Ltd.(a)	317,295
	Electric Utilities — 2.5%
3,690	Southern Co.	353,170
	Electrical Equipment — 4.1%
1,342	Eaton Corp. PLC	571,853
	Financial Services — 5.0%
565	Berkshire Hathaway, Inc., Class B(a)	282,720
1,235	Visa, Inc., Class A	423,716
		706,436
	Industrial Conglomerates — 1.3%
835	Honeywell International, Inc.	186,957
	Interactive Media & Services — 8.6%
2,747	Alphabet, Inc., Class A	981,696
415	Meta Platforms, Inc., Class A	233,765
		1,215,461
	IT Services — 2.3%
2,900	Shopify, Inc., Class A(a)	331,122
	Life Sciences Tools & Services — 2.8%
2,246	Illumina, Inc.(a)	394,914
	Machinery — 4.5%
883	Cummins, Inc.	629,764
	Metals & Mining — 3.3%
2,088	Nucor Corp.	465,102
	Oil, Gas & Consumable Fuels — 4.6%
4,768	Exxon Mobil Corp.	651,881
	Pharmaceuticals — 7.0%
823	Eli Lilly & Co.	987,131
	Semiconductors & Semiconductor Equipment — 21.3%
342	Monolithic Power Systems, Inc.	472,767
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
5,772	NVIDIA Corp.	$1,154,919
1,860	Qnity Electronics, Inc.	303,757
2,265	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,081,696
		3,013,139
	Software — 2.5%
799	Synopsys, Inc.(a)	356,410
	Specialty Retail — 2.8%
1,840	Ross Stores, Inc.	391,644
	Technology Hardware, Storage & Peripherals — 5.1%
2,489	Apple, Inc.	720,217
	Trading Companies & Distributors — 3.4%
427	United Rentals, Inc.	483,744
	Total Common Stocks (Identified Cost $10,174,747)	13,828,646

Principal Amount
Short-Term Investments — 2.7%
$381,268	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $381,291 on 7/01/2026 collateralized by $388,700 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $389,076 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $381,268)	381,268
	Total Investments — 100.6% (Identified Cost $10,556,015)	14,209,914
	Other assets less liabilities — (0.6)%	(87,709)
	Net Assets — 100.0%	$14,122,205

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
9 |

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Total Return Bond ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$226,598,551	$813,613,122	$53,455,046	$10,556,015
Net unrealized appreciation	30,151,901	20,475,720	37,336	3,653,899
Investments at value	256,750,452	834,088,842	53,492,382	14,209,914
Cash	2,440,221	—	4,988	—
Receivable for Fund shares sold	—	421,646	1,253,291	—
Receivable from investment adviser (Note 6)	—	—	118	3,545
Receivable for securities sold	6,381,955	5,708,732	—	—
Dividends and interest receivable	1,201,862	185,720	594,818	3,535
Receivable for variation margin on futures contracts (Note 2)	—	—	4,688	—
Prepaid expenses	548	548	—	548
TOTAL ASSETS	266,775,038	840,405,488	55,350,285	14,217,542
LIABILITIES
Payable for securities purchased	9,067,535	402,515	1,455,720	—
Management fees payable (Note 6)	35,940	359,825	—	—
Deferred Trustees’ fees (Note 6)	73,095	18,285	60	47,905
Administrative fees payable (Note 6)	8,722	30,064	427	515
Audit and tax services fees payable	22,721	22,260	285	22,339
Other accounts payable and accrued expenses	49,075	80,061	3,264	24,578
TOTAL LIABILITIES	9,257,088	913,010	1,459,756	95,337
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$257,517,950	$839,492,478	$53,890,529	$14,122,205
NET ASSETS CONSIST OF:
Paid-in capital	$250,697,784	$783,811,650	$53,799,856	$12,653,090
Accumulated earnings	6,820,166	55,680,828	90,673	1,469,115
NET ASSETS	$257,517,950	$839,492,478	$53,890,529	$14,122,205
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$257,517,950	$839,492,478	$53,890,529	$14,122,205
Shares of beneficial interest	4,350,000	19,910,000	2,150,000	340,400
Net asset value, offering and redemption price per share	$59.20	$42.16	$25.07	$41.49

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 10

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Total Return Bond ETF(a)	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$9,632,836	$59,510	$54,713	$4,078
Dividends	955,779	1,334,270	—	56,006
Less net foreign taxes withheld	—	—	—	(886)
	10,588,615	1,393,780	54,713	59,198
Expenses
Management fees (Note 6)	239,994	1,828,644	3,816	43,962
Administrative fees (Note 6)	42,372	154,984	427	2,848
Trustees' fees and expenses (Note 6)	18,796	25,001	324	14,581
Transfer agent fees and expenses (Notes 6 and 7)	7,736	7,736	1,300	7,736
Audit and tax services fees	20,484	20,107	1,993	20,101
Custodian fees and expenses (Note 7)	32,260	25,772	7,942	19,524
Legal fees	4,572	14,627	42	257
Registration fees	2,258	35,275	—	308
Regulatory filing fees (Note 7)	6,500	6,500	1,083	6,500
Shareholder reporting expenses	23,104	26,958	764	9,215
Miscellaneous expenses	24,920	29,129	843	18,659
Total expenses	422,996	2,174,733	18,534	143,691
Less waiver and/or expense reimbursement (Note 6)	(82,866)	(16,933)	(14,618)	(90,405)
Net expenses	340,130	2,157,800	3,916	53,286
Net investment income (loss)	10,248,485	(764,020)	50,797	5,912
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Investments	3,458,832	36,091,890	(252)	672,021
Net change in unrealized appreciation (depreciation) on:
Investments	3,793,733	(73,124,761)	37,336	375,438
Futures contracts	—	—	2,792	—
Net realized and unrealized gain (loss) on Investments and Futures contracts	7,252,565	(37,032,871)	39,876	1,047,459
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,501,050	$(37,796,891)	$90,673	$1,053,371

(a)	From commencement of operations on June 23, 2026 through June 30, 2026.
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets

	Natixis Gateway Quality Income ETF		Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$10,248,485	$15,072,849	$(764,020)	$(1,163,529)
Net realized gain (loss) on investments	3,458,832	(9,111,417)	36,091,890	21,733,758
Net change in unrealized appreciation (depreciation) on investments	3,793,733	17,043,242	(73,124,761)	44,170,111
Net increase (decrease) in net assets resulting from operations	17,501,050	23,004,674	(37,796,891)	64,740,340
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(8,325,586)	(15,094,693)	—	(181,888)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	25,173,666	81,960,492	259,528,730	249,931,393
Net increase in net assets	34,349,130	89,870,473	221,731,839	314,489,845
NET ASSETS
Beginning of the period	223,168,820	133,298,347	617,760,639	303,270,794
End of the period	$257,517,950	$223,168,820	$839,492,478	$617,760,639
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets (continued)

	Natixis Loomis Sayles Total Return Bond ETF	Natixis Vaughan Nelson Select ETF
	Period Ended June 30, 2026 (Unaudited)(a)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$50,797	$5,912	$22,321
Net realized gain (loss) on investments	(252)	672,021	618,838
Net change in unrealized appreciation on investments and futures contracts	40,128	375,438	927,508
Net increase in net assets resulting from operations	90,673	1,053,371	1,568,667
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	—	(1,191)	(28,032)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	53,799,856	(387,349)	(6,054,429)
Net increase (decrease) in net assets	53,890,529	664,831	(4,513,794)
NET ASSETS
Beginning of the period	—	13,457,374	17,971,168
End of the period	$53,890,529	$14,122,205	$13,457,374

(a)	From commencement of operations on June 23, 2026 through June 30, 2026.
See accompanying notes to financial statements.
13 |

Financial Highlights
For a share outstanding throughout each period.

	Natixis Gateway Quality Income ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$56.79	$54.41	$50.83	$50.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	2.92	5.15	4.37	0.15 (b)
Net realized and unrealized gain	1.92	2.35	3.43	0.84
Total from Investment Operations	4.84	7.50	7.80	0.99
LESS DISTRIBUTIONS FROM:
Net investment income	(2.43)	(5.12)	(4.22)	(0.16)
Net asset value, end of the period	$59.20	$56.79	$54.41	$50.83
Total return(c)	8.76%(d)	14.72%	15.88%	1.97%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$257,518	$223,169	$133,298	$41,169
Net expenses(e)	0.34%(f)	0.34%	0.34%	0.34%(f)
Gross expenses	0.42%(f)	0.42%	0.54%	2.30%(f)
Net investment income	10.25%(f)	9.50%	8.20%	5.83%(b)(f)
Portfolio turnover rate(g)	34%	65%	43%	0%

*	From commencement of operations on December 12, 2023 through December 31, 2023.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 1.91% and the ratio of net investment income to average net assets would have been 4.92%.

(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$44.73	$38.78	$28.07	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.11)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	(2.53)	6.08	10.83	3.12
Total from Investment Operations	(2.57)	5.97	10.74	3.08
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	(0.02)	(0.03)	(0.01)
Net asset value, end of the period	$42.16	$44.73	$38.78	$28.07
Total return	(5.75)%(b)	15.44%(c)	38.22%(c)	12.31%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$839,492	$617,761	$303,271	$5,895
Net expenses	0.59%(d)	0.59%(e)	0.59%(e)	0.59%(d)(e)
Gross expenses	0.59%(d)	0.61%	0.67%	3.97%(d)
Net investment loss	(0.21)%(d)	(0.27)%	(0.26)%	(0.31)%(d)
Portfolio turnover rate(f)	1%	0%(g)	5%	4%

*	From commencement of operations on June 28, 2023 through December 31, 2023.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
(g)	Amount rounds to less than 1%.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

Natixis Loomis Sayles Total Return Bond ETF
Period Ended June 30, 2026 (Unaudited)*
Net asset value, beginning of the period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain	0.05
Total from Investment Operations	0.07
Net asset value, end of the period	$25.07
Total return(b)(c)	0.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$53,891
Net expenses(d)(e)	0.39%
Gross expenses(e)	1.85%
Net investment income(e)	5.06%
Portfolio turnover rate(f)(g)	0%

*	From commencement of operations on June 23, 2026 through June 30, 2026.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Amount rounds to less than 1%.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$38.41	$33.88	$30.74	$25.15	$32.01	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.06	(0.05)	0.07	0.09	0.21 (b)
Net realized and unrealized gain (loss)	3.06	4.55	3.19	5.58	(5.19)	10.68
Total from Investment Operations	3.08	4.61	3.14	5.65	(5.10)	10.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.08)	(0.00)(c)	(0.06)	(0.08)	(0.29)
Net realized capital gains	—	—	—	—	(1.68)	(6.01)
Total Distributions	(0.00)	(0.08)	(0.00)	(0.06)	(1.76)	(6.30)
Net asset value, end of the period	$41.49	$38.41	$33.88	$30.74	$25.15	$32.01
Total return(d)	8.03%(e)	13.61%	10.22%	22.48%	(16.59)%	39.60%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,122	$13,457	$17,971	$31,984	$11,831	$6,415
Net expenses(f)	0.80%(g)	0.80%	0.80%	0.80%	0.80%	0.83%(h)
Gross expenses	2.16%(g)	1.89%	1.38%	1.44%	2.57%	3.08%
Net investment income (loss)	0.09%(g)	0.16%	(0.16)%	0.25%	0.35%	0.65%(b)
Portfolio turnover rate(i)	49%	72%	69%	47%	55%	88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(i)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
17 |

Notes to Financial Statements
June 30, 2026 (Unaudited)
1.Organization. Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis ETF Trust:
Natixis Gateway Quality Income ETF ("Quality Income ETF")
Natixis Loomis Sayles Total Return Bond ETF ("Total Return Bond ETF")
Natixis ETF Trust II:
Natixis Loomis Sayles Focused Growth ETF (“Focused Growth ETF”)
Natixis Vaughan Nelson Select ETF (“Select ETF”)
Quality Income ETF and Total Return Bond ETF are diversified investment companies. Focused Growth ETF and Select ETF are non-diversified investment companies.
On June 23, 2026, Total Return Bond ETF received an in-kind contribution from the Fund’s authorized participant (“Authorized Participant”) and commenced operations. Total Return Bond ETF was initially funded via an in-kind contribution by an Authorized Participant of approximately $51,250,000 in exchange for 2,050,000 shares. Natixis Investment Managers, LLC purchased 1,986,490 shares from the Authorized Participant in the secondary market on June 26, 2026.
The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1
fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway
Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”) and the Trusts.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at NAV per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 18

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with pay down provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in
19 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 ("IRC"), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2026 and has concluded that no provisions for income tax are required. The Funds' federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of income and/or capital gain, return of capital distributions received, capital gain distribution received, redemptions in-kind and net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, capital gain distribution received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
| 20

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Quality Income ETF	$15,094,693	$ —	$15,094,693
Focused Growth ETF	—	181,888	181,888
Select ETF	28,032	—	28,032
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, capital loss carryforwards were as follows:
	Quality Income ETF	Focused Growth ETF	Select ETF
Capital loss carryforward:
Short-term:
No expiration date	$(25,507,640)	$(23,944)	$(2,451,887)
Long-term:
No expiration date	(545,637)	—	(349,134)
Total capital loss carryforward*	$(26,053,277)	$(23,944)	$(2,801,021)

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for Quality Income ETF is subject to certain limitations upon availability, to offset future capital gains, if any.

As of June 30, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Quality Income ETF	Focused Growth ETF	Total Return Bond ETF	Select ETF
Federal tax cost	$226,598,551	$813,613,122	$53,456,099	$10,556,015
Gross tax appreciation	$38,228,510	$95,949,076	$99,508	$3,786,487
Gross tax depreciation	(8,076,609)	(75,473,356)	(60,433)	(132,588)
Net tax appreciation	$30,151,901	$20,475,720	$39,075	$3,653,899
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. Equity-Linked Notes. Quality Income ETF may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
21 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
i. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
j. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2026, at value:
Quality Income ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$230,809,307	$ —	$ —	$230,809,307
Equity-Linked Notes	—	25,325,741	—	25,325,741
Short-Term Investments	—	615,404	—	615,404
Total Investments	$230,809,307	$25,941,145	$—	$256,750,452

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 22

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Focused Growth ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$795,698,234	$ —	$ —	$795,698,234
Short-Term Investments	—	38,390,608	—	38,390,608
Total Investments	$795,698,234	$38,390,608	$—	$834,088,842

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Total Return Bond ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$51,623,714	$ —	$51,623,714
Collateralized Loan Obligations	—	1,000,955	—	1,000,955
Preferred Stocks(a)	111,444	—	—	111,444
Short-Term Investments	—	756,269	—	756,269
Total Investments	111,444	53,380,938	—	53,492,382
Futures Contracts (unrealized appreciation)	2,792	—	—	2,792
Total	$114,236	$53,380,938	$ —	$53,495,174

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,828,646	$ —	$ —	$13,828,646
Short-Term Investments	—	381,268	—	381,268
Total Investments	$13,828,646	$381,268	$—	$14,209,914

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Total Return Bond ETF used during the period include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2026, Total Return Bond ETF used futures contracts to manage duration.
23 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following is a summary of derivative instruments for Total Return Bond ETF as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,792

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Total Return Bond ETF during the period ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$2,792
As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the period ended June 30, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
Futures contracts
Total Return Bond ETF	$1,349,625
Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, purchases and sales of securities (excluding in-kind transactions and short-term investments) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Quality Income ETF	$ —	$ —	$58,798,363	$62,131,297
Focused Growth ETF	—	—	45,730,454	7,821,970
Total Return Bond ETF	10,089,469	—	20,979,499	—
Select ETF	—	—	6,499,099	6,839,738
| 24

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, in-kind transactions were as follows:
Fund	In-Kind Purchases	In-Kind Sales
Quality Income ETF	$69,445,222	$53,463,286
Focused Growth ETF	282,717,770	97,348,239
Total Return Bond ETF	21,604,524	—
Select ETF	408,223	782,059
Quality Income ETF, Focused Growth ETF and Select ETF realized a gain of $13,162,449, $37,219,872 and $244,793 respectively on in-kind sales during the six months ended June 30, 2026. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Quality Income ETF	0.24%
Focused Growth ETF	0.50%
Total Return Bond ETF	0.38%
Select ETF	0.66%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Quality Income ETF	Gateway Investment Advisers, LLC (“Gateway Advisers”)
Focused Growth ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Total Return Bond ETF	Loomis Sayles
Select ETF	Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
Gateway Advisers and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Subadviser	Percentage of Average Daily Net Assets
Quality Income ETF	Gateway Advisers	0.12%
Focused Growth ETF	Loomis Sayles	0.25%
Total Return Bond ETF	Loomis Sayles	0.19%
Select ETF	Vaughan Nelson	0.4425%
Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.
Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2029, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
25 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Quality Income ETF	0.34%
Focused Growth ETF	0.59%
Total Return Bond ETF	0.39%
Select ETF	0.80%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Quality Income ETF	$239,994	$82,866	$157,128	0.24%	0.16%
Focused Growth ETF	1,828,644	16,933	1,811,711	0.50%	0.50%
Total Return Bond ETF	3,816	3,816	—	0.38%	— %
Select ETF	43,962	43,962	—	0.66%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, expenses have been reimbursed as follows:
Fund	Reimbursements[1]
Total Return Bond ETF	$118
Select ETF	46,443

[1]	Expense reimbursement is subject to possible recovery until December 31, 2027.
No expenses were recovered for any of the Funds during the six months ended (period ended for Total Return Bond ETF) June 30, 2026 under the terms of the expense limitation agreements.
b. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended (period ended for Total Return Bond ETF) June 30, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Quality Income ETF	$42,372
Focused Growth ETF	154,984
Total Return Bond ETF	427
Select ETF	2,848
| 26

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
c. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
d. Affiliated Ownership. As of June 30, 2026, the percentage of each Fund's net assets owned by affiliates is as follows:
Percentage of Net Assets
Focused Growth ETF
Loomis Sayles Growth Fund	21.52%
Total Return Bond ETF
Natixis Investment Managers, LLC	92.52%
Investment activities of affiliated shareholders could have material impacts on the Funds.
7.Transfer Agent, Custodian and Regulatory Filing Fees and Expenses. State Street Bank, transfer agent, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Total Return Bond ETF. For the period ended June 30, 2026, total fees waived were $10,684.
8.Line of Credit. Quality Income ETF, Focused Growth ETF and Select ETF, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2026, none of the Funds had borrowings under this agreement.
9.Risk. The Funds have exposure to certain types of risk as summarized below.
a. Authorized Participant Concentration Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to
27 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
b. Premium/Discount Risk. Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
c. Trading Issues Risk. Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
d. Non-Diversified Risk. Focused Growth ETF and Select ETF are non-diversified, which means that the Funds are not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.
e. Other. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Capital Shares. Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 10,000 shares or more (50,000 shares or more for Total Return Bond ETF) (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.
A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.
The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.
Transactions in capital shares were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Quality Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,350,000	$78,426,905	2,320,000	$127,172,460
Redeemed	(930,000)	(53,253,239)	(840,000)	(45,211,968)
Increase from capital share transactions	420,000	$25,173,666	1,480,000	$81,960,492
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
10.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Focused Growth ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	8,450,000	$357,579,945	7,180,000	$300,586,495
Redeemed	(2,350,000)	(98,051,215)	(1,190,000)	(50,655,102)
Increase from capital share transactions	6,100,000	$259,528,730	5,990,000	$249,931,393

	Period Ended June 30, 2026(a)
Total Return Bond ETF	Shares	Amount
Issued from the sale of shares	2,150,001	$53,799,881
Redeemed	(1)	(25)
Increase from capital share transactions	2,150,000	$53,799,856

(a)	From commencement of operations on June 23, 2026 through June 30, 2026.

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,000	$418,698	10,000	$358,856
Redeemed	(20,000)	(806,047)	(190,000)	(6,413,285)
Decrease from capital share transactions	(10,000)	$(387,349)	(180,000)	$(6,054,429)
29 |

BOARD APPROVAL OF THE INITIAL ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE NATIXIS LOOMIS SAYLES TOTAL RETURN BOND ETF
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust (the “Board”) and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory and sub-advisory agreements for a registered investment company, including a newly formed fund such as the Natixis Loomis Sayles Total Return Bond ETF (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory and sub-advisory agreements (together, the “Agreements”) for the Fund at a meeting held on June 17-18, 2026.
In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Advisors, LLC (the “Adviser”), and the Fund’s sub-adviser, Loomis, Sayles & Company, L.P. (the “Subadviser”), provided to the Trustees materials including, among other items, information regarding (i) the Fund’s investment objective, strategies and risks, (ii) the proposed advisory and sub-advisory fees and other expenses to be paid, including information comparing the Fund’s fees and expenses to those of peer groups and categories of funds and information on fees charged to other funds advised by the Adviser and Subadviser and the proposed expense cap, (iii) the education and experience of the Adviser’s and Subadviser’s respective investment staffs and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution and trading of the Fund’s shares, (v) information about the Adviser’s and Subadviser’s historical related performance, (vi) the Adviser’s experience sponsoring and managing ETFs, and (vii) the general economic outlook with particular emphasis on the asset management industry.
The Trustees also considered the fact that they oversee other funds advised by the Adviser and Subadviser, including other ETFs in the fund complex, as well as information about the Adviser and Subadviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be considered by the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Subadviser. The Independent Trustees also met separately with independent legal counsel outside the presence of Adviser and Subadviser personnel.
In considering whether to initially approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser, the Subadviser and the Adviser’s affiliates to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as a fully-transparent, actively-managed ETF. The Trustees also considered the resources to be dedicated to the Fund by the Adviser, the Subadviser and the Adviser’s affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser and the Subadviser, including other ETFs in the fund complex, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC (“Natixis Investment Managers”), whose affiliates provide investment advisory services to other funds in the same family of funds. In this regard, the Trustees considered not only the advisory and sub-advisory services proposed to be provided by the Adviser and the Subadviser to the Fund, but also the monitoring and oversight services proposed to be provided by the Adviser. They also considered the administrative services proposed to be provided by the Adviser and its affiliates to the Fund. The Trustees also considered the Adviser’s and the Subadviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser and Subadviser to Trustee concerns about performance and the willingness of the Adviser and Subadviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the scope of the services to be provided to the Fund under the Agreements seemed consistent with the Fund’s operational requirements, and that the Adviser and the Subadviser had the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreements supported approval of the Agreements.
Investment performance of the Fund, the Adviser and the Subadviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the relevant performance of other funds and accounts managed by the Adviser and the Subadviser.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that these relevant factors with respect to related performance supported approval of the Agreements.
The costs of the services to be provided by the Adviser and the profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the
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Agreements, the Trustees reviewed information comparing the proposed fees and estimated total expenses of the Fund with the fees and expenses of comparable funds included in a peer group created by a third-party, including information about differences in such fees. In evaluating the Fund’s proposed advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management services to be provided to the Fund, including the additional responsibilities of the Adviser and the Subadviser and their affiliates in overseeing an ETF, and the need for the Adviser and the Subadviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative fees to be paid by the Fund to the Adviser.
Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, revenue projections and pro forma expense information for the Fund for certain periods, and that the Fund would be subject to an expense cap. The Trustees also noted that the Adviser would be responsible for paying fees associated with distribution services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees and expenses proposed to be charged to the Fund were fair and reasonable and supported the approval of the Agreements.
Economies of Scale. The Trustees considered the extent to which the Adviser and the Subadviser may realize economies of scale in the provision of services by the Adviser and the Subadviser, respectively, and whether those economies could be shared with the Fund through expense cap. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreements.
Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The compliance-related resources the Adviser, the Subadviser and the Adviser’s affiliates would provide to the Fund.
• The nature, quality, cost and extent of administrative services to be performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.
• So-called “fallout benefits” to the Adviser and its affiliates, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, the benefits to Natixis Investment Managers and the Adviser of being able to offer an additional ETF in the Natixis family of funds, and the benefits of research made available to the Subadviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements should be approved.
31 |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, for no longer than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although certain Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources necessary for the management of ETFs, such as resources dedicated to the Funds’ creation and redemption processes. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel
| 32

and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2025, each Fund’s one-, three- and five-year (as applicable) net asset value performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Natixis Gateway Quality Income ETF	43%	N/A	N/A
Natixis Loomis Sayles Focused Growth ETF	52%	N/A	N/A
Natixis Vaughan Nelson Select ETF	64%	84%	63%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (though not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; and (3) that the Fund is relatively new and therefore has a limited performance history. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees further noted that the Funds had total advisory fee rates that were below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and
33 |

their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that although none of the Funds’ advisory fees were subject to breakpoints, each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that although the Adviser had established an expense limitation for the Natixis Vaughan Nelson Select ETF, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, as may be applicable, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2027.
| 34

Contact us
ALPS Distributors, Inc. is the distributor for the Natixis Gateway Quality Income ETF, Natixis Loomis Sayles Focused Growth ETF, Natixis Loomis Sayles Total Return Bond ETF and Natixis Vaughan Nelson Select ETF. Natixis Distribution, LLC is a marketing agent. ALPS Distributors, Inc. is not affiliated with Natixis Distribution, LLC.
˃To learn more about Natixis ETFs:
Visit:im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2027
USIMV58SA-0626
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust II

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 27, 2026